Merchandise Held For Disposition	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure Abstract
InventoryDisclosureTextBlock

5. Merchandise Held for Disposition

Merchandise held for disposition and the related allowance as of September 30, 2013 and 2012 and December 31, 2012 associated with the Company's domestic and foreign retail services operations were as follows (dollars in thousands):

	As of September 30,						As of December 31,
	2013			2012			2012
	Total	Allowance	Net	Total	Allowance	Net	Total	Allowance	Net
Domestic	$187,718	$(840)	$186,878	$160,775	$(700)	$160,075	$162,495	$(840)	$161,655
Foreign	6,345	(108)	6,237	11,221	(11)	11,210	5,765	(11)	5,754
Total	$194,063	$(948)	$193,115	$171,996	$(711)	$171,285	$168,260	$(851)	$167,409

7. Merchandise Held for Disposition

Merchandise held for disposition and the related allowance as of December 31, 2012 and 2011, associated with the Company's domestic and foreign retail services operations was as follows (dollars in thousands):

	As of December 31,
	2012			2011
	Total	Allowance	Net	Total	Allowance	Net
Domestic	$162,495	$(840)	$161,655	$151,974	$(700)	$151,274
Foreign	5,765	(11)	5,754	10,610	-	10,610
Total	$168,260	$(851)	$167,409	$162,584	$(700)	$161,884